LONG TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
LONG TERM INVESTMENTS
Impairment on equity investment without readily determinable fair value	¥ 2,900	¥ 5,960	¥ 5,990
Jinong
LONG TERM INVESTMENTS
Equity method investment ownership percentage	17.94%	17.94%